Employee Benefit - Summary of Movement in Fair Value of Plan Assets (Detail) - Plan assets [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of fair value of plan assets [line items]
Beginning balance	₨ 3,215	$ 49	₨ 2,899	₨ 2,824
Contributions received	320	5	455	677
Benefits paid	(376)	(6)	(376)	(829)
Remeasurement gain / (loss) arising from return on plan assets	(12)	(1)	(2)	15
Interest income	244	4	239	212
Ending balance	₨ 3,391	$ 51	₨ 3,215	₨ 2,899